INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of differences between the company's effective tax rate and the statutory federal rate
	2016	2015

Computed "expected" expense (benefit)	$(933,778)	$(2,231,764)
State tax expense (benefit), net of federal effect	(80,038)	(191,294)
Amortization/impairment of acquisition related assets	(5,002)	(5,002)
Stock based compensation	84,414	190,281
Stock based fees paid to client	493,986	-
Other permanent differences	14,917	5,995
Increase in valuation allowance	425,501	2,231,784
	$-	$-

Schedule of deferred tax assets and liabilities
	2016	2015

Deferred tax assets:
Net operating loss carry forward	$19,227,610	$18,868,252
Depreciation	88,909	52,177
Compensation expense	64,230	61,683
Deferred revenue	686,297	648,288
All Miscellaneous Other	2,874	14,019
Total deferred tax asset	20,069,920	19,644,419

Deferred tax liabilities	-	-
Net deferred tax asset	20,069,920	19,644,419
Less: valuation allowance	(20,069,920)	(19,644,419)
	$-	$-